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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

     Investment Company Act file number   811-9091
                                       ----------------

         Strong Life Stage Series, Inc.; on behalf of Strong Aggressive
          Portfolio, Strong Conservative Portfolio and Strong Moderate
                                   Portfolio.
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     P.O. Box 2936 Milwaukee, WI          53201
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                 Richard Smirl, Strong Capital Management, Inc.
                       P.O. Box 2936 Milwaukee, WI 53201
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 359-3400
                                                   -------------------

Date of fiscal year end: December 31
                        ----------------

Date of reporting period: June 30, 2003
                         ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders

                                               SEMIANNUAL REPORT | June 30, 2003

                                                                      The Strong

                                                                      Life Stage

                                                                          Series

                              [PHOTO APPEARS HERE]

               Strong Conservative Portfolio

                   Strong Moderate Portfolio

                 Strong Aggressive Portfolio

                                                                   [STRONG LOGO]

                                               SEMIANNUAL REPORT | June 30, 2003

                                                                      The Strong

                                                                      Life Stage

                                                                          Series

Table of Contents

Investment Reviews

     Strong Life Stage Portfolios ..................... 2

Financial Information

     Schedules of Investments in Securities
          Strong Life Stage Portfolios ................ 4
     Statements of Assets and Liabilities ............. 5
     Statements of Operations ......................... 6
     Statements of Changes in Net Assets .............. 7
     Notes to Financial Statements .................... 9

Financial Highlights ..................................12

Directors and Officers ................................14

A Few Words From Dick Strong
--------------------------------------------------------------------------------

[PHOTO APPEARS HERE]

Market Update--January 1 to June 30, 2003

In the early 1930s, politicians and policymakers in the United States and elsewhere made a series of strategic errors that resulted in what historians termed "an economic contraction." The rest of us call that period of horrible human suffering and deprivation The Great Depression. When it finally ended, those same politicians and economists vowed never to make the same mistakes again.

In this country, seven decades later, the lessons of The Great Depression still echo in our hearts and minds. Today, responding to weak economic growth and fears of a possible severe slowdown, our government's economic policymakers have employed almost every imaginable tool to spur economic growth. As the world's biggest economy and the economic engine of the world, the U.S. has led the way--but not alone. Other countries and regional economic authorities are likewise moving to stimulate their economies.

The store of economic stimulants being brought to bear is unrivaled since World War II. In the U.S. alone, we have witnessed massive government spending, with a projected deficit larger than any in history. Monetary policy also has contributed, pushing short-term interest rates to the lowest levels in more than 50 years. A weaker dollar aims to support manufacturing and export growth. Changes in the tax laws on dividends and the evolving shift in corporate compensation away from stock options to stock grants should meaningfully improve corporate capital allocation.

History has demonstrated that it is dangerous to bet against the world's governing bodies when they resolve to propel economic growth. Signs suggest that we are in the beginning stages of a solid economic rebound. Early in such a recovery phase, stocks and commodity prices usually rise, anticipating further recovery. As additional signs of improvement emerge, consumer and business confidence historically grows, and soon spending typically accelerates.

In the early stages of recovery, employment generally lags (usually 12-18 months) until employers gain confidence that such momentum will be sustained. Because politicians are hypersensitive to employment numbers, they constantly beat the drums of despair, when in reality hiring may be about to improve. And so, it is not unusual to see more aggressive measures taken beyond the point where a legitimate recovery is in place and employment is actually ready to expand.

The strength of our economic system is that, beneath the bland economic statistics reported daily, the system is always driving toward greater efficiency and productivity. Those gains, in turn, inspire growth and create wealth. The pressure and incentive for positive change is heightened during downturns. Thus, our economy is often stronger in the ensuing recovery. It is the combination of our political freedom and our flexible economic system that has created the world's richest and most productive country.

The change that our system creates and accommodates is astonishing. At the beginning of the 20th century, 60 million Americans were employed in agriculture. Today, that number has shrunk to an almost unbelievable 2.5 million people. In the 1950s, 35% of Americans were employed in manufacturing; that number has now fallen to 15%. Manufacturing supplanted farming as the country's dominant employer and wealth generator. Now, the service and technology sectors are taking their turn as the nation's leading economic sectors.

The changes under way in executive compensation and taxation of shareholder dividends are important for all investors to understand. The use of stock grants instead of stock options--that is, real money in place of pipe dreams and gimmicks--should shore up the financial foundation of American corporations. Likewise, the dividend tax law change should have far-reaching consequences. The time-honored practice of companies returning part of their profits to shareholders is a sound one. Issuing dividends will make corporate executives more sensitive to downside risk as well as upside opportunity. The impact of lower taxes on those dividends could be massive.

The United States and the rest of the world are in a consolidation phase following the 1990s, a period that was--in every economic sense--abnormal. The boom and the resultant bust scared and disoriented all of us. But we believe that chapter is closing, and we are wiser for the lessons it taught us.

At the end of the day, there is a good chance that governmental growth initiatives throughout the world will work. If they do, the world's economy will recover, and we could reach a healthy 4%-plus real growth rate in 2004. The current program of policy and tax changes should lay the foundation for job growth and a sustained period of better economic times.

Investors should get on the right side of these trends by continuing to invest using the appropriate combination of stocks and bonds, always consistent with their long-term financial goals.

                                                                        /s/ Dick

Strong Life Stage Portfolios
--------------------------------------------------------------------------------

The Portfolios' Approach

The Strong Conservative Portfolio seeks total return by investing primarily for income and secondarily for capital growth. The Strong Moderate Portfolio seeks total return by investing primarily for capital growth and secondarily for income. The Strong Aggressive Portfolio seeks capital growth. In order to achieve their investment objectives, the Portfolios invest substantially all of their assets in a group of the Strong Family of Funds (Underlying Funds). The Portfolios have different allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward. These asset allocations provide you with three diversified, distinct options that can meet a wide variety of investment needs.

                    Growth of an Assumed $10,000 Investment+
                            From 12-31-98 to 6-30-03

                              [CHART APPEARS HERE]

            The Strong      The Strong      The Strong
           Conservative      Moderate       Aggressive     S&P 500
             Portfolio       Portfolio      Portfolio       Index*
Dec 98       $ 10,000        $ 10,000        $ 10,000      $ 10,000
Mar 99       $ 10,410        $ 10,540        $ 10,720      $ 10,498
Jun 99       $ 10,774        $ 10,890        $ 11,340      $ 11,238
Sep 99       $ 10,660        $ 10,660        $ 11,020      $ 10,537
Dec 99       $ 12,027        $ 12,665        $ 13,777      $ 12,104
Mar 00       $ 12,656        $ 13,640        $ 15,115      $ 12,381
Jun 00       $ 12,446        $ 13,221        $ 14,409      $ 12,053
Sep 00       $ 12,755        $ 13,567        $ 14,809      $ 11,936
Dec 00       $ 12,107        $ 12,443        $ 13,052      $ 11,003
Mar 01       $ 11,464        $ 11,271        $ 11,323      $  9,699
Jun 01       $ 11,733        $ 11,602        $ 11,719      $ 10,267
Sep 01       $ 10,884        $ 10,341        $  9,979      $  8,760
Dec 01       $ 11,486        $ 11,173        $ 11,045      $  9,696
Mar 02       $ 11,352        $ 11,057        $ 10,940      $  9,723
Jun 02       $ 10,827        $ 10,293        $  9,894      $  8,421
Sep 02       $ 10,217        $  9,319        $  8,580      $  6,967
Dec 02       $ 10,506        $  9,690        $  8,997      $  7,554
Mar 03       $ 10,421        $  9,548        $  8,774      $  7,316
Jun 03       $ 11,201        $ 10,554        $  9,944      $  8,442

+ This graph, provided in accordance with SEC regulations, compares a $10,000 investment in each Portfolio, made at its inception, with the performance of the S&P 500 Index ("S&P 500"). Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. The graph and the Average Annual Total Returns table do not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

     The Fund's prospectus and statement of additional information may describe restrictions on the percentage of a particular type or quality of security in which the Fund may invest ("Percentage Restrictions"). Percentage Restrictions apply at the time the Fund purchases a security. Circumstances subsequent to the purchase of the security, such as a change in: (1) the Fund's assets (e.g., due to cash inflows and redemptions); (2) the market value of the security; or (3) the pricing, liquidity, or rating of the security, may cause the Fund to exceed or fall short of the Percentage Restriction. If this happens, the Fund's continued holding of the security will not constitute a violation of the Percentage Restriction.

Each of the three Life Stage Portfolios produced positive returns during the first half of 2003, as the equity markets rebounded after three difficult years. In keeping with the tone of the overall market, the Aggressive Portfolio--which has the highest allocation to stocks--produced the greatest return during the first half of the year and generated a year-to-date return of 10.53% as of June 30, 2003. The Conservative Portfolio, with a relatively small equity position, had the lowest returns of the three Portfolios and generated a year-to-date return of 6.61%. The Moderate Portfolio, whose stock allocation lands between the two, saw its returns also land in the middle and generated a year-to-date return of 8.91%.

The equity funds in the Life Stage Portfolios generated higher returns than the bond funds; indeed, the rally in the equity markets helped many equity funds generate double-digit returns for the first six months of 2003. The fixed-income funds also provided positive returns, though they were lower than the equity returns.

Stocks on the rebound

After three disappointing years, the equity markets performed strongly during the first half of 2003. Most of the major U.S. stock market indices rose, with many experiencing double-digit returns over the six months. This recovery had several possible catalysts. First, an end to the major fighting in Iraq removed a significant area of uncertainty that had plagued the market for several quarters. The outcome of the conflict was better than many had anticipated, improving the optimism of many previously dubious investors.

Second, interest rates remained at historically low levels. For many investors, this made bonds and cash less attractive investment options compared with equities. Third, fiscal stimulus, in the form of tax cuts on dividends and a cut in the capital-gains tax rate, made the ownership of stocks more attractive on an after-tax basis relative to other asset classes. Finally, some psychological factors appeared to have influenced the market as well. Anecdotal evidence suggested that many investors were afraid to miss a market rally; their response to that fear may itself have helped to drive the buying rally.

Global markets also rebounded during the first half of the year, with most global indices experiencing positive returns. Among the factors driving international markets were the rebound in the U.S. equity market, strengthening foreign currencies relative to the U.S. dollar, and improving investor psychology.

The fixed-income markets generally produced positive returns, though overall they trailed the equity markets. Riskier securities, including corporate and high-yield bonds, produced the highest rates of return among fixed-income sectors, as investors were willing to increase their level of investment risk in pursuit of greater returns.

Equity holdings drove performance

As mentioned earlier, the performance of each of the three portfolios was largely dependent on its weighting in equity funds. The Aggressive Portfolio, which holds more than 75% of its assets in stock funds, experienced a much larger gain than the Conservative Portfolio, which invests less than half of its assets in equity funds.

In particular, the Aggressive Portfolio had a heavier weighting in the Strong Advisor Common Stock Fund, which was the best-performing equity fund within the portfolios during the first half of the year. That Fund invests most of its assets in small- and mid-cap stocks, which generally outperformed large-cap stocks during the first six months of the year. The other equity funds in the portfolios all produced positive returns.

The fixed-income funds in the portfolios produced moderately positive returns and performed well relative to their broad-based benchmarks and peer-group averages as measured by the Lipper index in which the Fund is included.

The value of a balanced approach

In order for the equity market's recent rally to continue, the U.S. economy will probably need to show more signs of fundamental improvement. Stronger economic growth, job creation, and an improvement in corporate earnings could all be catalysts for a continued equity rebound. If, however, this anticipated growth does not materialize, bond funds may once again surpass equity funds. This potential for change in the markets shows why the Life Stage Portfolios--periodically rebalanced and offering exposure to a range of equity and fixed-income investment styles--can be particularly useful.

We thank you for your investment in the Strong Life Stage Portfolios and for the confidence you've placed in us.

Average Annual Total Returns/1/
As of 6-30-03

Conservative Portfolio
----------------------------------------
          1-year                   3.45%

          3-year                  -3.45%

          Since Fund Inception     2.55%
          (12-31-98)

Moderate Portfolio
----------------------------------------
          1-year                   2.54%

          3-year                  -7.23%

          Since Fund Inception     1.21%
          (12-31-98)

Aggressive Portfolio
----------------------------------------
          1-year                   0.51%

          3-year                 -11.63%

          Since Fund Inception    -0.12%
          (12-31-98)

/1/ The Funds' performance prior to 7-15-02 is based on the previous underlying fund allocation.

     From time to time, the Funds' advisor has waived its management fee and/or absorbed Fund expenses, which has resulted in higher returns.

* The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. Source of the S&P index is Standard & Poor's Micropal.

SCHEDULES OF INVESTMENTS                               June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                          STRONG CONSERVATIVE PORTFOLIO

                                                  Shares or
                                                  Principal           Value
                                                    Amount          (Note 2)
-------------------------------------------------------------------------------
Investment Company
  Securities 98.9%
Strong Advisor Common Stock Fund Class Z (b)          187,634   $     3,499,376
Strong Advisor U.S. Value Fund Class K                116,123         1,751,131
Strong Blue Chip Fund Investor Class (b)              184,579         1,747,964
Strong Government Securities Fund
 Investor Class                                       922,379         10,450,552
Strong Growth and Income Fund Class K                 201,820         3,483,413
Strong Overseas Fund Investor Class (b)               366,668         3,457,674
Strong Short-Term Bond Fund Investor Class          1,183,661        10,570,092
-------------------------------------------------------------------------------
Total Investment Company Securities
 (Cost $34,011,774)                                                  34,960,202
-------------------------------------------------------------------------------
Short-Term Investments (a) 0.9%
Repurchase Agreement
State Street Bank (Dated 6/30/03), 0.75%,
 Due 7/01/03 (Repurchase proceeds
 $313,907); Collateralized By: United States
 Government & Agency Issues (c)                 $     313,900           313,900
-------------------------------------------------------------------------------
Total Short-Term Investments (Cost $313,900)                            313,900
-------------------------------------------------------------------------------
Total Investments in Securities
 (Cost $34,325,674) 99.8%                                            35,274,102
Other Assets and Liabilities, Net 0.2%                                   57,109
-------------------------------------------------------------------------------
Net Assets 100.0%                                               $    35,331,211
===============================================================================

                            STRONG MODERATE PORTFOLIO

                                                  Shares or
                                                  Principal          Value
                                                    Amount          (Note 2)
-------------------------------------------------------------------------------
Investment Company
  Securities 98.9%
Strong Advisor Common Stock Fund Class Z (b)          681,560   $    12,711,096
Strong Advisor U.S. Value Fund Class K                421,763         6,360,189
Strong Blue Chip Fund Investor Class (b)              670,208         6,346,874
Strong Government Securities Fund
 Investor Class                                     1,117,832        12,665,033
Strong Growth and Income Fund Class K                 366,471         6,325,283
Strong Overseas Fund Investor Class (b)               666,132         6,281,622
Strong Short-Term Bond Fund Investor Class          1,434,369        12,808,913
-------------------------------------------------------------------------------
Total Investment Company Securities
 (Cost $63,228,581)                                                  63,499,010
-------------------------------------------------------------------------------
Short-Term Investments (a) 1.0%
Repurchase Agreements
ABN AMRO Inc (Dated 6/30/03), 1.20%,
 Due 7/01/03 (Repurchase proceeds
 $300,010); Collateralized by: United States
 Government & Agency Issues (c)                 $     300,000           300,000
State Street Bank (Dated 6/30/03), 0.75%,
 Due 7/01/03 (Repurchase proceeds
 $327,507); Collateralized by: United States
 Government & Agency Issues (c)                       327,500           327,500
-------------------------------------------------------------------------------
Total Short-Term Investments (Cost $627,500)                            627,500
-------------------------------------------------------------------------------
Total Investments in Securities
 (Cost $63,856,081) 99.9%                                            64,126,510
Other Assets and Liabilities, Net 0.1%                                   69,712
-------------------------------------------------------------------------------
Net Assets 100.0%                                               $    64,196,222
===============================================================================

                           STRONG AGGRESSIVE PORTFOLIO

                                                  Shares or
                                                  Principal          Value
                                                    Amount          (Note 2)
-------------------------------------------------------------------------------
Investment Company
  Securities 98.8%
Strong Advisor Common Stock Fund Class Z (b)          410,702   $     7,659,585
Strong Advisor U.S. Value Fund Class K                304,977         4,599,059
Strong Blue Chip Fund Investor Class (b)              484,448         4,587,724
Strong Government Securities Fund
 Investor Class                                       269,656         3,055,201
Strong Growth and Income Fund Class K                 176,651         3,048,993
Strong Overseas Fund Investor Class (b)               481,940         4,544,691
Strong Short-Term Bond Fund Investor Class            345,984         3,089,638
-------------------------------------------------------------------------------
Total Investment Company Securities
 (Cost $29,806,999)                                                  30,584,891
-------------------------------------------------------------------------------
Short-Term Investments (a) 1.1%
Repurchase Agreements
State Street Bank (Dated 6/30/03), 0.75%,
 Due 07/01/03 (Repurchase proceeds
 $339,507); Collateralized by: United States
 Government & Agency Issues (c)                 $     339,500           339,500
-------------------------------------------------------------------------------
Total Short-Term Investments (Cost $339,500)                            339,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Investments in Securities
 (Cost $30,146,499) 99.9%                                            30,924,391
Other Assets and Liabilities, Net 0.1%                                   24,754
-------------------------------------------------------------------------------
Net Assets 100.0%                                               $    30,949,145
===============================================================================

LEGEND
--------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b)  Non-income producing fund.
(c)  See Note 2(D) of Notes to Financial Statements.

Percentages are stated as a percent of net assets.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
June 30, 2003 (Unaudited)

                                                                                Strong           Strong           Strong
                                                                             Conservative        Moderate        Aggressive
                                                                               Portfolio        Portfolio        Portfolio
                                                                             -------------    -------------    -------------
Assets:
  Investments in Securities, at Value (Cost of $34,325,674, $63,856,081
   and $30,146,499, respectively)                                            $  35,274,102    $  64,126,510    $  30,924,391
  Dividends and Interest Receivable                                                 53,483           63,104           14,737
  Other Assets                                                                       8,158           14,046           17,338
                                                                             -------------    -------------    -------------
  Total Assets                                                                  35,335,743       64,203,660       30,956,466
Accrued Operating Expenses and Other Liabilities                                     4,532            7,438            7,321
                                                                             -------------    -------------    -------------
Net Assets                                                                   $  35,331,211    $  64,196,222    $  30,949,145
                                                                             =============    =============    =============
Net Assets Consist of:
  Capital Stock (Par Value and Paid-in Capital)                              $  38,978,489    $  79,095,840    $  41,645,831
  Undistributed Net Investment Income (Loss)                                        30,784          572,245          277,287
  Undistributed Net Realized Gain (Loss)                                        (4,626,490)     (15,742,292)     (11,751,865)
  Net Unrealized Appreciation (Depreciation)                                       948,428          270,429          777,892
                                                                             -------------    -------------    -------------
  Net Assets                                                                 $  35,331,211    $  64,196,222    $  30,949,145
                                                                             =============    =============    =============
  Capital Shares Outstanding (Unlimited Number Authorized)                       3,897,964        7,198,460        3,641,352
Net Asset Value Per Share                                                    $        9.06    $        8.92    $        8.50
                                                                             =============    =============    =============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------
For the Six Months Ended June 30, 2003 (Unaudited)

                                                                                Strong           Strong           Strong
                                                                             Conservative       Moderate        Aggressive
                                                                               Portfolio        Portfolio        Portfolio
                                                                             -------------    -------------    -------------
Income:
  Net Investment Income Received from Underlying Funds                       $     382,714    $     461,232    $     130,834
  Interest                                                                           2,411            2,948            1,287
                                                                             -------------    -------------    -------------
  Total Income                                                                     385,125          464,180          132,121
Expenses:
  Administrative Fees                                                               48,193           81,307           38,087
  Custodian Fees                                                                       220              397              172
  Shareholder Servicing Costs                                                           26               60              106
  Reports to Shareholders                                                            5,153           12,741           26,069
  Professional Fees                                                                  5,224            6,012            4,418
  Federal and State Registration Fees                                               10,483            9,274            6,692
  Other                                                                              2,203            2,553            3,389
                                                                             -------------    -------------    -------------
  Total Expenses before Waivers and Absorptions                                     71,502          112,344           78,933
  Voluntary Expense Waivers and Absorptions                                        (30,186)         (41,655)         (44,204)
                                                                             -------------    -------------    -------------
  Expenses, Net                                                                     41,316           70,689           34,729
                                                                             -------------    -------------    -------------
Net Investment Income (Loss)                                                       343,809          393,491           97,392
Realized and Unrealized Gain (Loss):
  Net Realized Gain (Loss) on Sales of Underlying Funds                           (725,322)        (915,694)        (920,048)
  Net Change in Unrealized Appreciation/Depreciation on Investments              2,462,961        5,743,590        3,750,669
                                                                             -------------    -------------    -------------
Net Gain (Loss) on Investments                                                   1,737,639        4,827,896        2,830,621
                                                                             -------------    -------------    -------------
Net Increase (Decrease) in Net Assets Resulting from Operations              $   2,081,448    $   5,221,387    $   2,928,013
                                                                             =============    =============    =============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                         Strong Conservative Portfolio          Strong Moderate Portfolio
                                                       ---------------------------------    ---------------------------------
                                                       Six Months Ended     Year Ended      Six Months Ended     Year Ended
                                                         June 30, 2003     Dec. 31, 2002      June 30, 2003     Dec. 31, 2002
                                                       ----------------    -------------    ----------------    -------------
                                                          (Unaudited)                          (Unaudited)
Operations:
  Net Investment Income (Loss)                         $        343,809    $     722,882    $        393,491    $   1,113,902
  Net Realized Gain (Loss)                                     (725,322)      (2,674,566)           (915,694)     (11,818,243)
  Net Change in Unrealized Appreciation/Depreciation          2,462,961         (374,225)          5,743,590        1,976,684
                                                       ----------------    -------------    ----------------    -------------
  Net Increase (Decrease) in Net Assets Resulting
   from Operations                                            2,081,448       (2,325,909)          5,221,387       (8,727,657)
Distributions From Net Investment Income                       (366,831)        (833,916)                 --       (1,163,371)
Capital Share Transactions:
  Proceeds from Shares Sold                                  13,992,240       12,013,888           7,879,029       16,191,976
  Proceeds from Reinvestment of Distributions                   365,033          828,430                  --        1,156,680
  Payment for Shares Redeemed                                (8,679,676)      (8,578,072)         (5,950,377)     (12,256,654)
                                                       ----------------    -------------    ----------------    -------------
  Net Increase (Decrease) in Net Assets from
   Capital Share Transactions                                 5,677,597        4,264,246           1,928,652        5,092,002
                                                       ----------------    -------------    ----------------    -------------
Total Increase (Decrease) in Net Assets                       7,392,214        1,104,421           7,150,039       (4,799,026)
Net Assets:
  Beginning of Period                                        27,938,997       26,834,576          57,046,183       61,845,209
                                                       ----------------    -------------    ----------------    -------------
  End of Period                                        $     35,331,211    $  27,938,997    $     64,196,222    $  57,046,183
                                                       ================    =============    ================    =============
  Undistributed Net Investment Income (Loss)           $         30,784    $      53,806    $        572,245    $     178,754
Transactions in Shares of the Portfolio:
  Sold                                                        1,613,551        1,331,180             946,203        1,821,098
  Issued in Reinvestment of Distributions                        41,640           93,952                  --          141,661
  Redeemed                                                   (1,009,288)        (943,367)           (713,573)      (1,410,160)
                                                       ----------------    -------------    ----------------    -------------
  Net Increase (Decrease) in Shares of the Portfolio            645,903          481,765             232,630          552,599
                                                       ================    =============    ================    =============

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

                                                                      Strong Aggressive Portfolio
                                                                   ----------------------------------
                                                                   Six Months Ended      Year Ended
                                                                    June 30, 2003      Dec. 31, 2002
                                                                   ----------------    --------------
                                                                      (Unaudited)
Operations:
  Net Investment Income (Loss)                                     $         97,392    $      286,853
  Net Realized Gain (Loss)                                                 (920,048)       (9,671,022)
  Net Change in Unrealized Appreciation/Depreciation                      3,750,669         3,749,435
                                                                   ----------------    --------------
  Net Increase (Decrease) in Net Assets Resulting from Operations         2,928,013        (5,634,734)
Distributions From Net Investment Income                                         --          (168,776)
Capital Share Transactions:
  Proceeds from Shares Sold                                               6,313,512        15,570,572
  Proceeds from Reinvestment of Distributions                                    --           167,964
  Payment for Shares Redeemed                                            (5,289,463)       (9,370,579)
                                                                   ----------------    --------------
  Net Increase (Decrease) in Net Assets from
   Capital Share Transactions                                             1,024,049         6,367,957
                                                                   ----------------    --------------
Total Increase (Decrease) in Net Assets                                   3,952,062           564,447
Net Assets:
  Beginning of Period                                                    26,997,083        26,432,636
                                                                   ----------------    --------------
  End of Period                                                    $     30,949,145    $   26,997,083
                                                                   ================    ==============
  Undistributed Net Investment Income (Loss)                       $        277,287    $      179,895
Transactions in Shares of the Portfolio:
  Sold                                                                      805,848         1,862,533
  Issued in Reinvestment of Distributions                                        --            21,899
  Redeemed                                                                 (676,229)       (1,155,760)
                                                                   ----------------    --------------
  Net Increase (Decrease) in Shares of the Portfolio                        129,619           728,672
                                                                   ================    ==============

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
June 30, 2003 (Unaudited)

1.   Organization

     The accompanying financial statements represent Strong Life Stage Series, Inc., an open-end series management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). Strong Life Stage Series, Inc. includes the following diversified investment portfolios (the "Portfolios"), each with its own investment objectives and policies: Strong Conservative Portfolio, Strong Moderate Portfolio, and Strong Aggressive Portfolio.

     Each Portfolio invests substantially all its assets in a combination of the following underlying funds (the "Funds"): Strong Advisor Common Stock Fund--Class Z, Strong Advisor U.S. Value Fund--Class K, Strong Blue Chip Fund--Investor Class, Strong Government Securities Fund--Investor Class, Strong Growth and Income Fund--Class K, Strong Overseas Fund--Investor Class, and Strong Short-Term Bond Fund--Investor Class.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

     (A) Security Valuation -- Each Portfolio's investments in the underlying funds are valued each business day at the closing net asset value per share of each fund which is determined at the close of the New York Stock Exchange on the day of valuation. Securities that are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates fair value.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Portfolios intend to comply with the requirements of the Internal Revenue Code of 1986,as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Portfolios. Therefore, no federal income or excise tax provision is recorded. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

          Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the timing, recognition and characterization of income, expense and capital gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Portfolios may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

          Strong Conservative Portfolio generally pays dividends from net investment income quarterly. Strong Moderate and Aggressive Portfolios generally pay dividends from net investment income annually. All Portfolios distribute substantially all net realized capital gains, if any, at least annually.

     (C) Realized Gains and Losses on Investment Transactions -- Investment security transactions are recorded as of the trade date. Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     (D) Repurchase Agreements -- The Portfolios may enter into repurchase agreements with institutions that the Portfolios' investment advisor, Strong Capital Management, Inc. (the "Advisor"), has determined are creditworthy. Each repurchase agreement is recorded at cost, which approximates fair value. The Portfolios require that the collateral, represented by securities (primarily U.S. government securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Portfolios to obtain those securities in the event of a default of the counterparty. On a daily basis, the Advisor monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amounts owed to the Portfolios under each repurchase agreement.

     (E) Expenses -- The Portfolios and other affiliated Strong Funds contract for certain services on a collective basis. The majority of the expenses are directly identifiable to an individual Portfolio. Expenses that are not readily identifiable to a specific Portfolio will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Strong Funds.

     (F) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

     (G) Other -- Income and capital gain distributions from the underlying funds and distributions to Portfolio shareholders are recorded on the ex-dividend date. Distributions received from the underlying funds retain their tax characterization determined at the underlying fund level.

-------------------------------------------------------------------------------
June 30, 2003 (Unaudited)

3.   Related Party Transactions

     The Advisor provides investment advisory and related services to the Portfolios. Strong Investor Services, Inc. (the "Administrator"), an affiliate of the Advisor, provides administrative, transfer agent and related services to the Portfolios. Certain officers and directors of the Portfolios are affiliated with the Advisor and the Administrator. The Portfolios do not pay management fees; however, the Advisor receives management fees from managing the underlying funds. Administration fees, which are established by the terms of the administration agreement, are based on an annualized rate of 0.28% of the average daily net assets of the Portfolios. The Portfolios' Advisor and/or Administrator may voluntarily waive or absorb certain expenses at their discretion. The Portfolios' Advisor and/or Administrator has contractually agreed to waive its fees and/or absorb expenses for Strong Conservative Portfolio, Strong Moderate Portfolio and Strong Aggressive Portfolio to keep Total Annual Operating Expenses at no more than 1.25%, 1.35% and 1.45%, respectively. These contracts may only be terminated by the Board of Directors of the Portfolios, but not before May 1, 2004. These contracts take into consideration both the expenses of the Portfolios as well as the expenses of the underlying funds. Transfer agent and related service fees are paid at a rate of $27.00 for each open shareholder account and $4.20 for each closed shareholder account. The Administrator is also compensated for certain other out-of-pocket expenses related to transfer agent services.

     Certain information regarding related party transactions, excluding the effects of waivers and absorptions, for the six months ended June
     30, 2003, is as follows:

                                         Payable to/
                                      (Receivable From)
                                        Administrator      Shareholder Servicing    Unaffiliated
                                        or Advisor          and Other Expenses       Director's
                                      at June 30, 2003     Paid to Administrator        Fees
                                      -----------------    ---------------------    -------------
     Strong Conservative Portfolio    $            (231)   $                  26    $         665
     Strong Moderate Portfolio                      586                       60            1,189
     Strong Aggressive Portfolio                   (315)                     106              671

4.   Investment Transactions

     The aggregate purchases and sales of shares in the underlying funds during the six months ended June 30, 2003, are as follows:

                                        Purchases          Sales
                                      -------------    ------------
     Strong Conservative Portfolio    $  14,088,202    $  8,562,818
     Strong Moderate Portfolio            9,183,100       7,147,189
     Strong Aggressive Portfolio          5,755,794       4,793,202

5.   Line of Credit

     The Strong Funds have established a line of credit agreement ("LOC") with certain financial institutions, which expires October 10, 2003, to be used for temporary or emergency purposes, primarily for financing redemption payments. Combined borrowings among all participating Strong Funds are subject to a $350 million cap on the total LOC. For an individual Portfolio, borrowings under the LOC are limited to either the lesser of 15% of the market value of the Portfolio's total assets or any explicit borrowing limits in the Portfolios' prospectus. Principal and interest on each borrowing under the LOC are due not more than 45 days after the date of the borrowing. Borrowings under the LOC bear interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum is incurred on the unused portion of the LOC and is allocated to all participating Strong Funds. There were minimal borrowings under the LOC during the period. At June 30, 2003, there were no borrowings by the Portfolios under the LOC.

6.   Income Tax Information

     The following information for the Portfolios is presented on an income tax basis as of June 30, 2003:

                                                                                         Net Unrealized
                                                           Gross            Gross         Appreciation/
                                         Cost of        Unrealized       Unrealized      (Depreciation)
                                       Investments     Appreciation    (Depreciation)    on Investments
                                      -------------    ------------    --------------    --------------
     Strong Conservative Portfolio    $  35,323,506    $    118,698    $     (168,102)  $      (49,404)
     Strong Moderate Portfolio           66,603,589              --        (2,477,079)      (2,477,079)
     Strong Aggressive Portfolio         33,322,819              --        (2,398,428)      (2,398,428)

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing 10 differences in recognizing certain gains and losses on security transactions.

-------------------------------------------------------------------------------

     The capital loss carryovers (expiring in various amounts through 2010) as of December 31, 2002 and tax basis post-October losses as of December
     31, 2002, which are not recognized for tax purposes until the first day of the following fiscal year, are:

                                         Net Capital       Post-October
                                       Loss Carryovers        Losses
                                      -----------------    ------------
     Strong Conservative Portfolio    $       3,222,910    $         --
     Strong Moderate Portfolio               12,622,626              --
     Strong Aggressive Portfolio              8,379,752              --

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STRONG CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                             Period Ended
                                                                  ---------------------------------------------------------------
                                                                    June 30,       Dec. 31,      Dec. 31,    Dec. 31,    Dec. 31,
Selected Per-Share Data/(a)/                                       2003/(b)/         2002          2001        2000        1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $      8.59   $       9.69   $    10.78   $   11.46   $   10.00
Income From Investment Operations:
  Net Investment Income (Loss)                                           0.09           0.24         0.31        0.41        0.28
  Net Realized and Unrealized Gains (Losses) on Investments              0.47          (1.06)       (0.87)      (0.32)       1.72
---------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                       0.56          (0.82)       (0.56)       0.09        2.00
Less Distributions:
  From Net Investment Income                                            (0.09)         (0.28)       (0.32)      (0.57)      (0.19)
  From Net Realized Gains                                                  --             --        (0.21)      (0.20)      (0.35)
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                   (0.09)         (0.28)       (0.53)      (0.77)      (0.54)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $      9.06   $       8.59   $     9.69   $   10.78   $   11.46
=================================================================================================================================
Ratios and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
  Total Return                                                           +6.6%          -8.5%        -5.1%       +0.7%      +20.3%
  Net Assets, End of Period (In Thousands)                        $    35,331   $     27,939   $   26,835   $  17,892   $  13,347
  Ratio of Expenses to Average Net Assets before Waivers
   and Absorptions                                                        0.4%*          0.4%         0.4%        0.5%        1.5%
  Ratio of Expenses to Average Net Assets                                 0.2%*          0.3%         0.2%        0.3%        0.0%
  Ratio of Net Investment Income (Loss) to Average Net Assets             2.0%*          2.7%         3.1%        3.7%        3.7%
  Portfolio Turnover Rate                                                25.5%          63.9%        35.2%       33.4%       53.7%

STRONG MODERATE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                            Period Ended
                                                                  ---------------------------------------------------------------
                                                                    June 30,      Dec. 31,      Dec. 31,     Dec. 31,    Dec. 31,
Selected Per-Share Data/(a)/                                       2003/(b)/       2002           2001         2000        1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $      8.19   $       9.64   $    11.25   $   12.08   $   10.00
Income From Investment Operations:
  Net Investment Income (Loss)                                           0.05           0.16         0.17        0.26        0.17
  Net Realized and Unrealized Gains (Losses) on Investments              0.68          (1.44)       (1.31)      (0.47)       2.49
---------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                       0.73          (1.28)       (1.14)      (0.21)       2.66
Less Distributions:
  From Net Investment Income                                               --          (0.17)       (0.18)      (0.53)      (0.16)
  From Net Realized Gains                                                  --             --        (0.29)      (0.09)      (0.42)
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                      --          (0.17)       (0.47)      (0.62)      (0.58)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $      8.92   $       8.19   $     9.64   $   11.25   $   12.08
=================================================================================================================================
Ratios and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
  Total Return                                                           +8.9%         -13.3%       -10.2%       -1.8%      +26.7%
  Net Assets, End of Period (In Thousands)                        $    64,196   $     57,046   $   61,845   $  51,915   $  26,606
  Ratio of Expenses to Average Net Assets before Waivers
   and Absorptions                                                        0.4%*          0.4%         0.4%        0.4%        0.6%
  Ratio of Expenses to Average Net Assets                                 0.2%*          0.3%         0.2%        0.3%        0.0%
  Ratio of Net Investment Income (Loss) to Average Net Assets             1.4%*          1.8%         1.9%        2.4%        2.3%
  Portfolio Turnover Rate                                                12.2%          63.4%        22.9%       18.0%       35.0%

  *  Calculated on an annualized basis
(a) Information presented relates to a share of capital stock of the Portfolio outstanding for the entire period.
(b)  For the six months ended June 30, 2003 (unaudited).

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                            Period Ended
                                                                  ---------------------------------------------------------------
                                                                    June 30,      Dec. 31,      Dec. 31,     Dec. 31,    Dec. 31,
Selected Per-Share Data/(a)/                                       2003/(b)/        2002          2001         2000        1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $      7.69   $       9.50   $    11.85   $   13.08   $   10.00
Income From Investment Operations:
  Net Investment Income (Loss)                                           0.03           0.08         0.07        0.12        0.09
  Net Realized and Unrealized Gains (Losses) on Investments              0.78          (1.84)       (1.89)      (0.81)       3.69
---------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                       0.81          (1.76)       (1.82)      (0.69)       3.78
Less Distributions:
  From Net Investment Income                                               --          (0.05)       (0.07)      (0.52)      (0.07)
  From Net Realized Gains                                                  --             --        (0.46)      (0.02)      (0.63)
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                      --          (0.05)       (0.53)      (0.54)      (0.70)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $      8.50   $       7.69  $      9.50   $   11.85   $   13.08
=================================================================================================================================
Ratios and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
  Total Return                                                          +10.5%         -18.5%       -15.4%       -5.3%      +37.8%
  Net Assets, End of Period (In Thousands)                        $    30,949   $     26,997   $   26,433   $  25,321   $   9,038
  Ratio of Expenses to Average Net Assets before Waivers
   and Absorptions                                                        0.6%*          0.6%         0.6%        0.6%        1.6%
  Ratio of Expenses to Average Net Assets                                 0.3%*          0.3%         0.3%        0.3%        0.0%
  Ratio of Net Investment Income (Loss) to Average Net Assets             0.7%*          1.1%         0.7%        1.1%        1.1%
  Portfolio Turnover Rate                                                17.4%          77.7%        15.7%       14.0%       18.5%

  *  Calculated on an annualized basis
(a) Information presented relates to a share of capital stock of the Portfolio outstanding for the entire period.
(b)  For the six months ended June 30, 2003 (unaudited).

                       See Notes to Financial Statements.

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Richard S. Strong (indicated below by an asterisk*) is deemed an "interested person" of the Fund as defined in the Investment Company Act of 1940 because of his controlling ownership in the Advisor's parent company, Strong Financial Corporation. Each officer and director holds the same position with the 27 registered open-end management investment companies consisting of 71 mutual funds ("Strong Funds").

* Richard S. Strong (DOB 5-12-42), Director of the Strong Funds since September 1981 and Chairman of the Board of the Strong Funds since October 1991.

     Mr. Strong has been a Director of the Advisor since September 1981; Chairman of the Advisor since October 1991; Chief Investment Officer of the Advisor since January 1996; Security Analyst and Portfolio Manager of the Advisor since 1985; Chief Executive Officer of the Advisor from 1974 to 1985; Chairman of Strong Financial Corporation (holding company) since May 2001; Director and Chairman of Strong Service Corporation (an investment advisor) since 1995; and Director and Chairman of Strong Investor Services, Inc. (a transfer agent and administrator), since July 2001. Mr. Strong founded the Advisor in 1974 and has been in the investment management business since 1967.

Willie D. Davis (DOB 7-24-34), Director of the Strong Funds since July 1994.

     Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc., since 1977; Director of Wisconsin Energy Corporation (formerly WICOR, Inc.) (a utility company), since 1990, Metro Goldwyn Mayer, Inc. (an entertainment company), since 1998, Bassett Furniture Industries, Inc., since 1997, Checker's Drive-In Restaurants, Inc. (formerly Rally's Hamburgers, Inc.), since 1994, Johnson Controls, Inc. (an industrial company), since 1992, MGM Mirage (formerly MGM Grand, Inc.) (an entertainment/hotel company) since 1990, Dow Chemical Company since 1988, Sara Lee Corporation (a food/consumer products company) since 1983, Alliance Bank since 1980, Manpower, Inc. (a worldwide provider of staffing services), since 2001, and Kmart Corporation (a discount consumer products company) from 1985 to 2003; and Trustee of the University of Chicago since 1980 and Marquette University since 1988.

Gordon B. Greer (DOB 2-17-32), Director of the Strong Funds since March 2002.

     Mr. Greer was Of Counsel for Bingham McCutchen LLP (a law firm previously known as Bingham Dana LLP) from 1997 to February 2002 and Partner of Bingham McCutchen LLP from 1967 to 1997. On behalf of Bingham McCutchen LLP, Mr. Greer provided representation to the disinterested directors of the Strong Funds from 1991 to February 2002. Bingham McCutchen LLP has provided representation to the Independent Directors of the Strong Funds since 1991.

Stanley Kritzik (DOB 1-9-30), Director of the Strong Funds since January 1995 and Chairman of the Audit Committee of the Strong Funds since July 2000.

     Mr. Kritzik has been Partner of Metropolitan Associates (a real estate firm) since 1962; Director of Wisconsin Health Information Network since November 1997, Health Network Ventures, Inc., from 1992 to April 2000, Aurora Health Care from September 1987 to September 2002; and Member of the Board of Governors of Snowmass Village Resort Association from October 1999 until October 2002.

Neal Malicky (DOB 9-14-34), Director of the Strong Funds since December 1999.

     Mr. Malicky has been President Emeritus of Baldwin-Wallace College since July 2000; Chancellor of Baldwin-Wallace College from July 1999 to June 2000; President of Baldwin-Wallace College from July 1981 to June 1999; Director of Aspire Learning Corporation since June 2000; Trustee of Southwest Community Health Systems, Cleveland Scholarship Program, and The National Conference for Community and Justice until 2001; President of the National Association of Schools and Colleges of the United Methodist Church, Chairperson of the Association of Independent Colleges and Universities of Ohio, and Secretary of the National Association of Independent Colleges and Universities until 2001.

William F. Vogt (DOB 7-19-47), Director and Chairman of the Independent Directors Committee of the Strong Funds since January 1995.

     Mr. Vogt has been Senior Vice President of IDX Systems Corporation (a management consulting firm) since June 2001; President of Vogt Management Consulting, Inc., from July 1990 to June 2001; and former Fellow of the American College of Medical Practice Executives.

--------------------------------------------------------------------------------

Ane K. Ohm (DOB 10-16-69), Anti-Money Laundering Compliance Officer since November 2002.

     Ms. Ohm has been Director of Mutual Fund Administration of Strong Investor Services, Inc., since April 2001; Marketing Services Manager of Strong Investments, Inc., from November 1998 to April 2001; and Retail Services Financial Manager of Strong Investments, Inc., from January 1997 to November 1998.

Christopher O. Petersen (DOB 1-18-70), Vice President and Assistant Secretary of the Strong Funds since May 2003.

     Mr. Petersen has been Managing Counsel of Strong Financial Corporation since March 2003; Corporate Counsel at U.S. Bancorp Asset Management, Inc., from May 2001 to March 2003; Corporate Counsel at First American Asset Management, a division of U.S. Bank National Association ("FAAM"), from September 1999 to May 2001; Compliance Officer at FAAM from January 1999 to September 1999; and Associate at Mauzy Law Firm from September 1997 to December 1998.

Richard W. Smirl (DOB 4-18-67), Vice President of the Strong Funds since February 2002 and Secretary of the Strong Funds since November 2001.

     Mr. Smirl has been Senior Counsel of Strong Financial Corporation since December 2001; Assistant Executive Vice President since December 2001; Secretary of the Advisor since November 2002; Assistant Secretary of the Advisor from December 2001 to November 2002; Senior Counsel of the Advisor from July 2000 to December 2001; General Counsel of Strong Investments, Inc. ("Distributor"), since November 2001; Vice President, Secretary, and Chief Compliance Officer of the Distributor since July 2000; Lead Counsel of the Distributor from July 2000 to November 2001; Partner at Keesal, Young & Logan LLP (a law firm) from September 1999 to July 2000; and Associate at Keesal, Young & Logan LLP from September 1992 to September 1999.

Gilbert L. Southwell III (DOB 4-13-54), Assistant Secretary of the Strong Funds since July 2001.

     Mr. Southwell has been Associate Counsel of Strong Financial Corporation since December 2001; Assistant Secretary of the Advisor since December 2002; Associate Counsel of the Advisor from April 2001 to December 2001; Partner at Michael, Best & Friedrich, LLP (a law firm) from October 1999 to March 2001; and Assistant General Counsel of U.S. Bank, National Association (formerly Firstar Bank, N.A.) and/or certain of its subsidiaries from November 1984 to September 1999.

John W. Widmer (DOB 1-19-65), Treasurer of the Strong Funds since April 1999.

     Mr. Widmer has been Treasurer of the Advisor since April 1999; Assistant Secretary and Assistant Treasurer of Strong Financial Corporation since December 2001; Treasurer of Strong Service Corporation since April 1999; Treasurer and Assistant Secretary of Strong Investor Services, Inc., since July 2001; and Manager of the Financial Management and Sales Reporting Systems department of the Advisor from May 1997 to April 1999.

Thomas M. Zoeller (DOB 2-21-64), Vice President of the Strong Funds since October 1999.

     Mr. Zoeller has been Executive Vice President of the Advisor since April 2001; Chief Financial Officer of the Advisor since February 1998; Secretary of the Advisor from December 2001 to November 2002; Member of the Office of the Chief Executive of Strong Financial Corporation since May 2001; Chief Financial Officer and Treasurer of Strong Investments, Inc., since October 1993; Executive Vice President and Secretary of Strong Investor Services, Inc., since July 2001; Executive Vice President, Chief Financial Officer, and Secretary of Strong Service Corporation since December 2001; Treasurer of Strong Service Corporation from September 1996 to April 1999; Vice President of Strong Service Corporation from April 1999 to December 2001; Member of the Office of the Chief Executive of the Advisor from November 1998 until May 2001; Senior Vice President of the Advisor from February 1998 to April 2001; and Treasurer and Controller of the Advisor from October 1991 to February 1998.

     Except for Messrs. Davis, Kritzik, Malicky, and Vogt, the address of all of the Directors and Officers is P.O. Box 2936, Milwaukee, WI 53201. Mr. Davis's address is 161 North La Brea, Inglewood, CA 90301. Mr. Kritzik's address is 1123 North Astor Street, Milwaukee, WI 53202. Mr. Malicky's address is 4608 Turnberry Drive, Lawrence, KS 66047. Mr. Vogt's address is P.O. Box 7657, Avon, CO 81620.

     The statement of additional information contains additional information about fund directors and officers and is available without charge, upon request, by calling 1-800-368-3863.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

Directors

  Richard S. Strong
  Willie D. Davis
  Gordon B. Greer
  Stanley Kritzik
  Neal Malicky
  William F. Vogt

Officers

  Richard S. Strong, Chairman of the Board
  Thomas M. Zoeller, Vice President
  Richard W. Smirl, Vice President and Secretary
  Christopher O. Petersen, Vice President and Assistant Secretary
  Gilbert L. Southwell III, Assistant Secretary
  John W. Widmer, Treasurer
  Ane K. Ohm, Anti-Money Laundering Compliance Officer

Investment Advisor

  Strong Capital Management, Inc.
  P.O. Box 2936, Milwaukee, Wisconsin 53201

Distributor

  Strong Investments, Inc.
  P.O. Box 2936, Milwaukee, Wisconsin 53201

Custodian

  State Street Bank and Trust Company
  801 Pennsylvania Avenue, Kansas City, Missouri 64105

Transfer Agent and Dividend-Disbursing Agent

  Strong Investor Services, Inc.
  P.O. Box 2936, Milwaukee, Wisconsin 53201

Independent Accountants

  PricewaterhouseCoopers LLP
  100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

Legal Counsel

  Godfrey & Kahn, S.C.
  780 North Water Street, Milwaukee, Wisconsin 53202

This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Securities are offered through Strong Investments, Inc. RT35735 08-03

Strong Investments
P.O. Box 2936  |  Milwaukee, WI 53201
www.Strong.com

--------------------------------------------------------------------------------

To order a free prospectus kit, call
1-800-368-1030

To learn more about our funds, discuss an existing account, or conduct a transaction, call
1-800-368-3863

If you are a Financial Professional, call
1-800-368-1683

Visit our web site at
www.Strong.com

[STRONG LOGO]

                                                               SLIF/WH2860 06-03

Item 2.  Code of Ethics

         Not applicable for filing of Semiannual Reports to Shareholders.

Item 3.  Audit Committee Financial Expert

         Not applicable for filing of Semiannual Reports to Shareholders.

Item 4.  Principal Accountant Fees and Services

         Not applicable for filing of Semiannual Reports to Shareholders.

Item 5 - 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-CSR (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits

         The following exhibits are attached to this Form N-CSR:

         10(b)(1)     Certification of Principal Executive Officer Required by
                      Section 302 of the Sarbanes-Oxley Act of 2002

         10(b)(2)     Certification of Principal Financial Officer Required by
                      Section 302 of the Sarbanes-Oxley Act of 2002

         10(c) Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

                                   Signatures

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Life Stage Series, Inc.; on behalf of Strong Aggressive Portfolio, Strong Conservative Portfolio and Strong Moderate Portfolio.

By:      /s/ Richard W. Smirl
         -------------------------------------
         Richard W. Smirl, Vice President and Secretary

Date:    August 22, 2003
         ---------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Richard S. Strong
         -------------------------------------
         Richard S. Strong, Principal Executive Officer

Date:    August 22, 2003
         ---------------


By:      /s/ John W. Widmer
         -------------------------------------
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    August 22, 2003
         ---------------